Business Combinations (Tables)	12 Months Ended
Jan. 31, 2021
Non-controlling interests [member]
Statement [line items]
Summary of Value of the Assets Acquired and Liabilities Assumed
The value of the asse
t
s
a
cquired, liabilities assumed and
non-controlling
interest were as follows, as at the acquisition date:

Total
Assets acquired
Current assets	$14.4
Non-current assets	1.7
Property, plant and equipment	35.0
Trademarks	19.5
Dealer network	28.2
Goodwill [a]	60.0
Total assets acquired	158.8

Liabilities assumed
Current liabilities	(10.5)
Non-current liabilities	(15.7)
Total liabilities assumed	(26.2)

Non-controlling interest [b]	(19.4)

Total consideration paid in cash	$113.2
[a]
Goodwill is not deductible for tax purposes.
[b]
Non-controlling
interest is measured at fair value as at the acquisition date.